STATEMENTS OF COMBINED CASH FLOWS - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net income		$ 209,326	[1],[2],[3]	$ 143,196	[1],[2],[3]	$ 585,226	[4],[5],[6]	$ 537,954	[4],[5],[6]	$ 455,126	[4],[5],[6]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		27,385	[1],[3]	20,547	[1],[3]	99,681	[4],[6]	62,691	[4],[6]	49,895	[4],[6]
Amortization of intangible assets		10,386	[1],[3]	0	[1],[3]	5,540	[4],[6]	0	[4],[6]	0	[4],[6]
Deferred income taxes	[4]					0		8,774		(30,686)
Equity income		(8,811)	[1],[3],[7]	(4,277)	[1],[3],[7]	(22,171)	[4]	(9,898)	[4]	(2,367)	[4]
AFUDC – equity		(1,065)	[1]	(1,699)	[1]	(5,110)	[4]	(19,402)	[4]	(6,327)	[4]
Non-cash long term compensation expense		331	[1]	225	[1]	225	[4]	195	[4]	1,467	[4]
Changes in other assets and liabilities:
Accounts receivable		(7,643)	[1]	(968)	[1]	(7,382)	[4]	(2,872)	[4]	(647)	[4]
Accounts payable		(2,920)	[1]	364	[1]	4,347	[4]	(9,354)	[4]	8,470	[4]
Due to/from EQT affiliates		(6,825)	[1]	107	[1]	(218)	[4]	(34,667)	[4]	8,633	[4]
Other assets and other liabilities		1,257	[1]	3,927	[1]	8,435	[4]	4,483	[4]	6,142	[4]
Net cash provided by operating activities		221,421	[1]	161,422	[1]	668,573	[4]	537,904	[4]	489,706	[4]
Cash flows from investing activities:
Capital expenditures		(137,877)	[1]	(62,947)	[1]	(356,678)	[4]	(584,819)	[4]	(458,056)	[4]
Acquisitions - net assets from EQT (see Note 2)	[4]					0		(62,372)		(386,791)
MVP Interest Acquisition (see Note 2) and capital contributions to the MVP Joint Venture	[4]					(159,550)		(98,399)		(84,381)
Capital contributions to the MVP Joint Venture	[1]	(117,019)		(19,760)
Sales of interests in the MVP Joint Venture	[4]					0		12,533		9,723
Preferred Interest Acquisition (as defined in Note 2)	[4]					0		0		(124,317)
Principal payments received on the Preferred Interest (see Note 2)		1,079	[1]	1,020	[1]	4,166	[4]	1,024	[4]	0	[4]
Net cash used in investing activities		(253,817)	[1]	(81,687)	[1]	(512,062)	[4]	(732,033)	[4]	(1,043,822)	[4]
Cash flows from financing activities:
Proceeds from the issuance of EQM common units, net of offering costs	[4]					0		217,102		1,183,921
Acquisitions - purchase price in excess of net assets from EQT (see Note 2)	[4]					0		(3,734)		(486,392)
Acquisition of AVC net assets from EQT (see Note 2)	[4]					0		(208,894)		0
Proceeds from credit facility borrowings		254,000	[1]	50,000	[1]	524,000	[4]	740,000	[4]	617,000	[4]
Payments of credit facility borrowings		(117,000)	[1]	(50,000)	[1]	(344,000)	[4]	(1,039,000)	[4]	(318,000)	[4]
Proceeds from the issuance of long-term debt	[4]					0		500,000		0
Net contributions from (distributions to) EQT	[4]					30,867		20,234		(6,598)
Net contributions from noncontrolling interest	[4]					6,738		0		0
Distributions to noncontrolling interest	[1]	(750)		0
Capital contributions		12,873	[1]	216	[1]	3,052	[4]	5,884	[4]	1,781	[4]
Distributions paid to unitholders		(125,890)	[1]	(97,822)	[1]	(432,188)	[4]	(329,471)	[4]	(212,262)	[4]
Discount, debt issuance costs and credit facility origination fees	[4]					(2,257)		(8,580)		0
Net cash (used in) provided by financing activities		23,233	[1]	(97,606)	[1]	(213,788)	[4]	(106,459)	[4]	779,450	[4]
Net change in cash and cash equivalents		(9,163)	[1]	(17,871)	[1]	(57,277)	[4]	(300,588)	[4]	225,334	[4]
Cash and cash equivalents at beginning of year		34,899	[1]			44,062	[1],[4]	101,339	[4],[8]
Cash and cash equivalents at end of year	[4]	44,062	[1]	101,339	[8]	101,339	[8]
Cash and cash equivalents at beginning of year		44,062	[9],[10]	60,368	[1],[4],[9]	60,368	[1],[4],[9]	360,956	[4],[8]	135,622	[4],[8]
Cash and cash equivalents at end of year		34,899	[10]	42,497	[1]	44,062	[9],[10]	60,368	[1],[4],[9]	360,956	[4],[8]
Cash paid during the year for:
Interest, net of amount capitalized		11,594	[1]	9,411	[1]	41,958	[4]	13,899	[4]	19,606	[4]
Non-cash activity during the year:
Increase (decrease) in capital contribution receivable from EQT		$ (10,074)	[1]	$ 758	[1]	12,411	[4]	(5,283)	[4]	5,744	[4]
Elimination of net current and deferred tax liabilities	[4]					0		93,951		84,446
Asset adjustments prior to acquisition	[4]					0		(115,270)	[5],[11]	0
Limited partner and general partner units issued for acquisitions	[4]					0		0		52,500
Net settlement of current income taxes receivable with EQT	[4]					$ 0		$ 0		$ 8,652

[1]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[2]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[3]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[4]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[5]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[6]	As discussed in Note 2, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), the Allegheny Valley Connector, LLC (AVC), Rager Mountain Storage Company LLC (Rager) and certain gathering assets (the Gathering Assets), which were acquired by EQM effective on October 1, 2016 (the October 2016 Acquisition), and the Northern West Virginia Marcellus gathering system (NWV Gathering), which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[7]	Represents equity income from Mountain Valley Pipeline, LLC (the MVP Joint Venture). See Note G.
[8]	Cash and cash equivalents at beginning of year for 2017 included the cash of ROM, Strike Force and Rice WV of $41.0 million at November 13, 2017, the date at which those entities came under common control.
[9]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[10]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[11]	Represents a decrease in the carrying value of the Gathering Assets and regulatory assets on the books of AVC, Rager, and the Gathering Assets by EQT prior to the October 2016 Acquisition.